Properties - Capital Leases Included in Properties (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Capital Leased Assets [Line Items]
Total Cost	312	512
Total Accumulated depreciation	88	196
Total Net book value	224	316
Building [Member]
Capital Leased Assets [Line Items]
Total Cost	1	1
Total Accumulated depreciation	1	1
Rolling Stock [Member]
Capital Leased Assets [Line Items]
Total Cost	311	511
Total Accumulated depreciation	87	195
Total Net book value	224	316